Provisions and Other Liabilities - Net Amount Recognized in Respect of Pension and Other Post-employment Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Pre-funded obligations	€ (77)			€ (30)
Non-current provisions and other non-current liabilities	8,613	€ 9,154	[1]	8,834	[1]
Actuarial losses/(gains) due to changes in financial assumptions	(201)	28	[1]	106	[1]
Pensions and other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	3,906	4,347
Effect of asset ceiling	0	0		0
Pre-funded obligations	(77)	(53)		(30)
Non-current provisions and other non-current liabilities	3,522	3,959		4,377
Current service cost	231	233		216
Past service cost	18	33		(2)
Interest cost	(70)	(87)		(108)
(Gains)/losses on plan settlements not specified in the terms of the plan	(29)	(20)		2
Administration costs and taxes paid during the period	8	9		9
Actuarial (gains)/losses on plan curtailments	(7)	2		(52)
Contributions from plan members	(6)	(6)		(3)
Expense recognized directly in profit or loss	285	338		278
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(201)	30		109
Expense/(gain) for the period	84	368		387
End of period	3,445	3,906		4,347
Pensions and other post-employment benefits [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	13,012	13,088		12,825
Current service cost	231	233		216
Interest cost	260	293		359
Actuarial losses/(gains) due to changes in demographic assumptions	204	(74)		(71)
Actuarial losses/(gains) due to changes in financial assumptions	(841)	543		928
Actuarial losses/(gains) due to experience adjustments	(14)	61		(18)
Plan amendments	18	33		(2)
Plan curtailments	(7)	2		(52)
Plan settlements specified in the terms of the plan	(83)	(108)		(49)
Plan settlements not specified in the terms of the plan	(107)	(90)		(254)
Benefits paid	(647)	(574)		(531)
Changes in scope of consolidation and transfers	(46)	145		71
Currency translation differences	75	(540)		(334)
End of period	12,055	13,012		13,088
Pensions and other post-employment benefits [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	9,106	8,741		8,566
Interest cost	(190)	(206)		(251)
Difference between actual return and interest income on plan assets	(450)	501		730
Administration costs and taxes paid during the period	(8)	(9)		(9)
Plan settlements specified in the terms of the plan	83	109		49
Plan settlements not specified in the terms of the plan	78	70		256
Contributions from plan members	6	6		3
Employer's contributions	392	582		168
Benefits paid	(510)	(424)		(405)
Changes in scope of consolidation and transfers	6	66		86
Currency translation differences	39	(384)		(344)
End of period	€ 8,610	€ 9,106		€ 8,741

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).